INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 9 — INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	Investments	Investments	Investments
	in North	in South	in Special
	America	America	Steel	Others	Total
Balance as of Janurary 1, 2021	908,339	976,045	231,152	156,093	2,271,629
Equity in earnings	279,948	268,291	28,831	(13,912)	563,158
Cumulative Translation Adjustment	173,934	52,278	710	(1,415)	225,507
Capital increase	—	—	—	27,500	27,500
Capital decrease	—	(141,095)	—	—	(141,095)
Results in operations with subsidiary and joint ventures (note 3.4)	511,514	—	—	—	511,514
Dividends/Interest on equity	(2,460)	(84,186)	(9,025)	(21,767)	(117,438)
Balance as of December 31, 2021	1,871,275	1,071,333	251,668	146,499	3,340,775
Equity in earnings	884,437	277,108	9,243	(18,961)	1,151,827
Cumulative Translation Adjustment	(76,795)	(127,099)	(414)	(1,284)	(205,592)
Capital increase	—	—	—	35,001	35,001
Dividends/Interest on equity	(250,680)	(160,572)	(3,684)	(10,557)	(425,493)
Balance as of December 31, 2022	2,428,237	1,060,770	256,813	150,698	3,896,518
Equity in earnings	591,354	230,176	10,582	(4,506)	827,606
Cumulative Translation Adjustment	142,830	17,060	1,127	15,197	176,214
Capital increase*	—	—	—	524,185	524,185
Conversion of intercompany loan into equity interest	—	—	—	141,070	141,070
Negative goodwill in acquisition of equity interest	—	—	—	11,195	11,195
Presentation as Assets held for sale	—	(1,210,041)	—	—	(1,210,041)
Shares repurchase	—	(47,006)	—	—	(47,006)
Dividends/Interest on equity	(396,015)	(50,959)	—	(14,318)	(461,292)
Balance as of December 31, 2023	2,766,406	—	268,522	823,521	3,858,449

* The capital increase in associate and joint venures refers to the companies Ubiratã Tecnologia S.A. in the amount of R$9,375, Addiante S.A. in the amount of R$90,000, Newave Energia S.A. in the amount of R$388,157 and Brasil ao Cubo S.A. in the amount of R$36,653.